Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 9 – SUBSEQUENT EVENTS

On July 28, 2011, the Company issued 50,030 shares of common stock for cash totaling $50,000 received during the three months ended June 30, 2011 and received $30 during July 2011.

On August 9, 2011, the Company issued 50,000 shares of common stock for cash totaling $50,000 received during the three months ended June 30, 2011.

On June 3, 2011, the Company entered into an Acquisition, Distribution and Marketing Agreement with Ozuro Jewelry, a New York corporation (“Ozuro”), wherein the Company agreed to offer to Ozuro the right to purchase our diamonds and gold (the “Product”) before offering to sell the Product to any other third party, and Ozuro agreed to consider purchasing our Product, in accordance with the terms and conditions set forth in the agreement.  The term of the agreement began on June 3, 2011 and will terminate on June 3, 2014.  The price of the gold shall initially be set at 90% of the London PM fix as reported as of the date of the sale and diamonds pricing shall be initially set at 95% of the Rapaport Diamond Price Index as reported as of the date of sale.

On August 8, 2011, the Company entered into a Consultant Agreement with Mr. Charles Huggins, wherein he agreed to assist the Company in locating working interest partner, mining concessions, mining operations, and similar financing and business agreements to further the Company’s business in West Africa on a “best efforts” basis.  Mr. Huggins’ services shall include, but not limited to:

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Identifying, negotiating and/or obtain contracts, rights and/or other agreements for the mining or acquisition of diamonds, gold and/or other natural resources with rights holders throughout the world, on behalf of the Company.

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Obtaining governmental approvals and/or authorizations to use, implement or otherwise exploit any contracts or agreements obtained by Mr. Huggins and entered into by the Company.

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Locate, negotiate the purchase of and/or obtain diamonds, gold or other precious minerals on behalf of the Consultant throughout the world.

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Facilitate the transportation of such minerals obtained to the United States and further assist in the sale of such minerals obtained and transported.

The term of the agreement is for five (5) years beginning on August 8, 2011. The agreement may be extended by and between the parties.

The Company agreed to pay Mr. Huggins 5% all the gross income (the “Commission”) of the Company.  Gross income shall mean all income received by the Company, less any payment that the Company must make for: the acquisition and sale of any gold, diamonds or other minerals (including, but not limited to, the costs of the purchase of any gold, diamonds or precious minerals; taxes, insurance and transportation costs payable on same; the cost of finishing and polishing any diamonds; and any other like inherent costs of such transaction); and all costs incurred in connecting with the recovery and subsequent sale of any gold, diamonds or other minerals recovered from any operations being conducted pursuant to any contract, license or other agreement the Company may have for the performance of such activities.  Mr. Huggins’ Commission shall be paid to him in perpetuity, and shall be considered as an asset of his estate and shall be deemed a descendible right that shall be passed to his heirs as he so designates by his will, or if he dies intestate, then in accordance with the laws of the State of New York.

Additionally, the Company agreed to pay all of Mr. Huggins’ expenses for travel and accommodations in connection with the fulfillment of his duties. The Company will also provide Mr. Huggins with an automobile and driver who also will act in place of a security guard.